VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Automobiles & Components : 4.6%
Banco Products India Ltd. 21,440 $ 200,530
Eicher Motors Ltd. 61,665 4,869,021
Gabriel India Ltd. 31,244 415,951
5,485,502
Banks : 21.6%
Bank of Baroda 939,446 2,735,501
Bank of India 606,434 842,570
Bank of Maharashtra 786,330 495,996
Canara Bank 1,585,846 2,209,906
ICICI Bank Ltd. 377,611 5,722,788
IDBI Bank Ltd. 2,790,225 2,874,493
Indian Bank 177,339 1,499,626
Jammu & Kashmir Bank Ltd. 210,181 248,496
Karur Vysya Bank Ltd. 439,218 1,042,108
State Bank of India 655,319 6,433,081
Union Bank of India Ltd. 979,541 1,527,275
25,631,840
Capital Goods : 21.5%
Balu Forge Industries Ltd. 15,709 112,819
Bharat Electronics Ltd. 1,425,069 6,486,682
Cummins India Ltd. 65,686 2,906,780
Elecon Engineering Co. Ltd. 41,408 264,614
Enviro Infra Engineers Ltd. * 26,849 73,718
Force Motors Ltd. 965 182,412
GE Vernova T&D India Ltd. 64,265 2,142,800
HBL Engineering Ltd. 56,047 513,316
Hindustan Aeronautics Ltd. 94,843 5,068,224
IndiaMart InterMesh Ltd. 144A 15,169 402,473
Polycab India Ltd. 32,313 2,651,402
Sanghvi Movers Ltd. 18,766 76,329
Shaily Engineering Plastics Ltd. 10,354 253,774
Shakti Pumps India Ltd. 27,009 249,075
Suzlon Energy Ltd. * 5,800,685 3,592,655
TD Power Systems Ltd. 52,923 352,081
Transformers & Rectifiers India
Ltd. 48,456 265,436
Transrail Lighting Ltd. 13,781 112,301
25,706,891
Commercial & Professional Services : 1.3%
BLS International Services Ltd. 54,672 198,472
Doms Industries Ltd. 8,560 239,828
eClerx Services Ltd. 11,177 505,509
International Gemmological
Institute India Ltd. 50,733 197,067
Sagility Ltd. * 797,395 383,381
1,524,257
Consumer Discretionary Distribution &
Retail : 4.5%
Trent Ltd. 101,573 5,347,159
Underline
Energy : 4.1%
Coal India Ltd. 1,117,056 4,908,376
Underline
Financial Services : 9.3%
Aditya Birla Sun Life Asset
Management Co. Ltd. 36,194 323,184
Authum Investment &
Infrastucture Ltd. 10,007 346,905
Number
of Shares Value
Financial Services (continued)
HDFC Asset Management Co.
Ltd. 144A 48,947 $ 3,049,388
Kfin Technologies Ltd. 37,770 446,789
Multi Commodity Exchange of
India Ltd. 22,382 1,963,183
Muthoot Finance Ltd. 49,724 1,719,511
Nippon Life India Asset
Management Ltd. 144A 86,751 849,059
REC Ltd. 602,513 2,527,515
11,225,534
Food, Beverage & Tobacco : 0.9%
Godfrey Phillips India Ltd. 20,147 768,681
Manorama Industries Ltd. 8,434 132,461
Tilaknagar Industries Ltd. 50,481 254,974
1,156,116
Health Care Equipment & Services : 0.1%
Yatharth Hospital & Trauma
Care Services Ltd. * 16,749 140,031
Underline
Materials : 5.2%
AGI Greenpac Ltd. 9,868 93,910
Ashapura Minechem Ltd. 17,446 128,007
Chambal Fertilisers and
Chemicals Ltd. 78,044 448,930
Coromandel International Ltd. 63,935 1,619,703
Deepak Fertilisers &
Petrochemicals Corp. Ltd. 33,011 558,667
National Aluminium Co. Ltd. 418,717 1,008,765
NMDC Ltd. 1,622,111 1,395,430
Sarda Energy & Minerals Ltd. 47,505 288,869
Sharda Cropchem Ltd. 12,658 117,087
Welspun Corp. Ltd. 53,391 515,390
6,174,758
Pharmaceuticals, Biotechnology & Life
Sciences : 8.4%
Alkem Laboratories Ltd. 21,584 1,319,181
Blue Jet Healthcare Ltd. 10,097 71,599
Caplin Point Laboratories Ltd. 9,808 217,512
Dr. Reddy's Laboratories Ltd. 301,596 4,184,258
Lupin Ltd. 117,964 2,550,097
Natco Pharma Ltd. 44,974 402,709
Vimta Labs Ltd. 5,954 47,405
Zydus Lifesciences Ltd. 120,618 1,337,132
10,129,893
Real Estate Management & Development :
0.1%
Arkade Developers Ltd. 26,379 50,287
NESCO Ltd. 10,040 148,185
198,472
Semiconductors & Semiconductor
Equipment : 0.9%
WAAREE Energies Ltd. * 23,397 876,223
Websol Energy System Ltd. * 14,826 206,681
1,082,904
Software & Services : 10.3%
Infosys Ltd. (ADR) 353,142 5,745,620
KPIT Technologies Ltd. 74,859 926,135
Tata Consultancy Services Ltd. 173,822 5,657,785
12,329,540

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Technology Hardware & Equipment : 0.3%
Genus Power Infrastructures
Ltd. 51,022 $ 178,126
Netweb Technologies India Ltd. 6,105 251,221
429,347
Number
of Shares Value
Telecommunication Services : 6.9%
Bharti Airtel Ltd. 279,904 $ 5,919,825
Indus Towers Ltd. * 611,556 2,361,290
8,281,115
Total Common Stocks
(Cost: $107,108,978) 119,751,735
Total Investments: 100.0%
(Cost: $107,108,978) 119,751,735
Other assets less liabilities: 0.0% 26,760
NET ASSETS: 100.0% $ 119,778,495
Definitions:
ADR American Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,300,920, or 3.6% of net assets.